General Information, Statement of Compliance and Basis of Presentation - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
General Information, Statement of Compliance and Basis of Presentation [Line Items]
Cash and cash equivalents	€ 119,151	€ 35,094		€ 36,203		€ 47,212
Bottom of range
General Information, Statement of Compliance and Basis of Presentation [Line Items]
Weighted average lessee's incremental borrowing rate			4.87%
Top of range
General Information, Statement of Compliance and Basis of Presentation [Line Items]
Weighted average lessee's incremental borrowing rate			5.33%

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)